Financial Income and Expenses	12 Months Ended
Jun. 30, 2026
Financial Income and Expenses [Abstract]
Financial income and expenses

26. Financial income and expenses

	Notes	2026	2025	2024
Financial income
Interest on marketable securities		23,703	19,297	29,428
Interest on receivable		6,526	1,413	1,792
Indexation charges (i)		-	-	61
Foreign exchange gains (ii)		33,289	25,492	10,603
Present value adjustment of lease contracts (iii)		10,993	2,210	41,376
Gain on remeasurement of receivables from sale of farms (iv)		287,580	108,563	81,459
Realized profit from derivative transactions (v)	7	103,248	69,737	99,909
Unrealized profit from derivative transactions (vi)	7	30,861	110,798	48,288
		496,200	337,510	312,916
Financial expenses
Marketable securities charges		(1,244)	(983)	(1,777)
Bank charges		(3,577)	(5,154)	(3,250)
Interest accrued		(103,744)	(84,350)	(67,220)
Indexation charges (i)		-	(57)	(26)
Foreign exchange losses (ii)		(9,692)	(25,114)	(12,340)
Present value adjustment of lease contracts (iii)		(70,209)	(49,510)	(43,071)
Loss on remeasurement of receivables from sale of farms (iv)		(282,481)	(93,202)	(6,686)
Realized loss from derivative financial transactions (v)	7	(90,008)	(112,456)	(41,950)
Unrealized loss from derivative financial transactions (vi)	7	(29,623)	(47,080)	(130,888)
		(590,578)	(417,906)	(307,208)
Financial (expense) income, net		(94,378)	(80,396)	5,708

Net balances are as follows:

	2026	2025	2024
Indexation charges (i)	-	(57)	35
Foreign exchange difference (ii)	23,597	378	(1,737)
Present value adjustment of lease contracts (iii)	(59,216)	(47,300)	(1,695)
Net on remeasurement of receivables from sale of farms (iv)	5,099	15,361	74,773
Realized profit (loss) from derivative financial instruments (v)	13,240	(42,719)	57,959
Unrealized (loss) profit from Derivative financial instruments (vi)	1,238	63,718	(82,600)